Commitments and Contingencies (Details)	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting discount | $ / shares	$ 0.35
Deferred underwriting fees | $	$ 17,799,250